Shareholders' capital (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Number of Common Shares
Number of common shares:

	2017	2016
Common shares, beginning of year	274,087,018	255,869,419
Public offering (i) and subscription receipts (ii)	43,470,000	12,938,457
Conversion of convertible debentures (note 14)	108,370,081	—
Dividend reinvestment plan (iii)	3,905,848	2,322,618
Exercise of share-based awards (c)	1,932,988	2,956,524
Common shares, end of year	431,765,935	274,087,018

Schedule of Shares Issued and Outstanding
The Company has the following Series A and Series D preferred shares issued and outstanding as at December 31, 2017 and 2016:

Preferred shares	Number of shares	Price per share	Carrying amount
Series A	4,800,000	$25	$116,546
Series D	4,000,000	$25	97,259
			$213,805

Share-Based Compensation Expense
For the year ended December 31, 2017, APUC recorded $10,804 (2016 - $5,675) in total share-based compensation expense detailed as follows:

	2017	2016
Share options	$3,990	$3,006
Directors deferred share units	771	683
Employee share purchase	568	238
Performance share units	5,475	1,748
Total share-based compensation	$10,804	$5,675

Fair Value of Share Options Granted
The following assumptions were used in determining the fair value of share options granted:

	2017	2016
Risk-free interest rate	1.4%	0.9%
Expected volatility	25%	23%
Expected dividend yield	4.3%	4.5%
Expected life	5.50 years	5.50 years
Weighted average grant date fair value per option	$1.45	$1.26

Stock Option Activity
Share option activity during the years is as follows:

	Number of awards	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2016	7,164,652	$6.92	4.74	$28,561
Granted	2,596,025	10.85	8.00	—
Exercised	(3,715,663)	5.25	2.06	20,790
Balance at December 31, 2016	6,045,014	$9.64	6.27	$10,595
Granted	2,328,343	12.82	8.00
Exercised	(1,634,501)	7.81	3.76	7,696
Balance at December 31, 2017	6,738,856	$11.18	6.32	$19,380
Exercisable at December 31, 2017	2,448,689	$10.03	5.61	$9,473,719

Performance Stock Units
A summary of the PSUs follows:

	Number of awards	Weighted average grant-date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at January 1, 2016	564,116	$7.59	1.63	$6,155
Granted, including dividends	219,315	11.62	2.00	—
Exercised	(181,875)	8.29	—	2,115
Forfeited	(22,568)	9.64	—	—
Balance at December 31, 2016	578,988	$9.82	1.74	$6,595
Granted, including dividends	811,974	13.54	2.00	—
Exercised	(374,973)	8.33	—	4,394
Forfeited	(60,961)	12.61	—	—
Balance at December 31, 2017	955,028	$12.30	1.84	$13,428
Exercisable at December 31, 2017	172,031	$9.75	—	$2,423